Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Classes Of Inventories [Abstract]
Summary of Classes of Inventories

The detail of inventories as of December 31, 2019 and 2018 is as follows:

	Balance as of
	12-31-2019	12-31-2018
Classes of Inventories	ThUS$	ThUS$
Supplies for Production	35,589	29,959
Oil	25,475	23,128
Coal	10,114	6,831
Spare parts	32,145	27,828
Electrical materials	328,505	281,611
Total	396,239	339,398